INTANGIBLE - Changes in intangible assets with limited useful lives (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible assets with determined useful life
Opening balance	R$ 7,173,183	R$ 8,014,740
Additions	197	90,499
Fair value adjustment MMC Brasil	189,655
Write-offs		(51)
Amortization	(489,650)	(966,796)
Transfers and others	35,563	34,791
Closing balance	R$ 6,908,948	R$ 7,173,183